INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2010	2011
Raw materials	$7,233	$12,026
Work-in-progress	7,752	19,417
Finished goods	2,292	13,908

Total	$17,277	$45,351

For the years ended December 31, 2009, 2010 and 2011, inventory was written down by $0.4 million, $0.3 million and $2.2 million, respectively, to reflect the lower of cost or market.